TAXES, Schedule of Unrecognized Tax Benefit (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019
TAXES [Abstract]
Unrecognized tax benefits- beginning balance	$ 4,060	$ 4,337	$ 6,682
Increase for tax positions taken in prior periods	213	170	100
Decreases for tax positions taken in prior periods	0	(442)	(2,445)
Decrease related to settlements with authorities	(21)	(5)	0
Unrecognized tax benefits- ending balance	$ 4,252	$ 4,060	$ 4,337